EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
EQUITY
NOTE 6 - EQUITY

Preferred

On July 25, 2019, the Company issued 110,000 shares of series A convertible preferred to one entity with a value of $110,000 for cash. Each share of series A preferred is convertible after 180 days to four shares of common stock or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares.

During the six months period ended September 30, 2020 the Company issued 740,000 shares of Series A preferred stock and 3,700,000 warrants; 640,000 for $640,000 in cash and $100,000 for debt. The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance. In addition the Company agreed to filing an S-1 by September 21, 2020 for the common stock to be converted and the underlying common shares for the warrants. The S-1 has not been filed.

During the six months ended September 30, 2020 the Company issued 1,352,529 shares of common stock for the conversion of 60,000 shares of preferred stock.

Common

On June 5, 2019, two officers and directors of the Company converted $99,000 of accrued fees into 639,536 shares of common stock at $0.1548 per share.

During June 2019, two warrant holders exercised 21,427 warrants for common stock at $0.05 per share for cash of $1,071.

During the six months period ended September 30, 2019 Company issued 300,000 shares of common stock to two entities with a value of $47,300 for service.

During the six months ended September 30, 2019, the Company issued 165,372 shares of common stock to three officers and a director for service with a value of $29,241.

During the six months ended September 30, 2020 the Company issued 98,715 shares of common stock with a value of $10,875 for settlement of accounts payable.

During the Six months ended September 30, 2020 the Company issued 1,405,572 shares of common stock with a value of $136,245 for service.

During the six months ended September 30, 2020 the Company issued 1,352,529 shares of common stock for the conversion of 60,000 shares of preferred stock.

During the six months ended September 30, 2020 three officers and a director were issued 2,925,115 shares of common stock with a value of $247,655 for service.

During the six months ended September 30, 2020, the Company issued 2,677,397 shares of common stock for the conversion of $150,000 of convertible debt.

During the six months period ended September 30, 2020 three officers of the Company converted $1,387,872 of accrued compensation into 13,831,101 shares of common stock of the Company.

Preferred Stock

On July 10, 2019, the Company filed an amended articles of Incorporation designating 1,500,000 shares of preferred stock as Series A non-voting Convertible preferred shares convertible into common stock at four shares of common for each one share of preferred.

On July 25, 2019, the Company issued 110,000 shares at $1.00 per share of series A convertible preferred to one entity with a value of $110,000 for cash. As part of the issuance, the Company incurred a fee of $12,500 which was offset against paid in capital. Each share of series A preferred is convertible after 180 days to four shares of common stock ($0.25 per share) or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares and accrues 7% interest annually.

During the year ended March 31, 2020, the Company redeemed 50,000 preferred shares for 757,142 shares of common stock

Common Stock

During the year ended March 31, 2019 the Company issued 1,277,142 shares of common stock to 15 individuals plus 237,747 warrants to eight individuals for $393,000 in cash. The warrants vest immediately and terminate in one year with conversion prices ranging from $0.05-$0.50.

During the year ended March 31, 2019 the Company issued 1,000,000 shares of common stock to one individual for cash of $250,000.

During year ended March 31, 2019 the Company issued 1,665,710 shares of common stock for the exercise of 1,665,710 warrants for cash of $83,286.

During the year ended March 31, 2019 the Company issued 350,000 shares of common stock of the Company to six individuals with a value of $77,900 for service.

During the year ended March 31, 2019 the Company issued 600,418 shares of common stock to three officers of the Company with a value of $130,536 for service.

During the year ended March 31, 2020, three officers and directors and the chairman of the Scientific Board of the Company converted $293,320 of accrued fees into 2,469,536 shares of common stock at $0.10-$0.17 per share.

During the year ended March 31, 2020 the Company issued 1,350,000 shares of common stock with a value of $115,000 for cash.

During the year ended March 31, 2020 the Company issued 1,345,422 shares of common stock to three officers and a director for service with a value of $176,422.

During the year ended March 31, 2020, two warrant holders exercised 21,427 warrants for common stock at $0.05 per share for cash of $1,071.

During the year ended March 31, 2020 the Company issued 6,300,000 shares of common stock with a value of $927,300 for service.

During the year ended March 31, 2020 the Company issued 757,142 share of common stock for the conversion of 50,000 shares of preferred stock.